38) Shareholders' Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Monthly Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Gross amount paid	R$ 1,861,951		R$ 1,672,858
Withholding Income Tax (IRRF) (15%)	279,293		250,929
Net amount paid	1,582,658		1,421,929
Intermediary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Gross amount paid			1,455,000
Withholding Income Tax (IRRF) (15%)			218,250
Net amount paid			1,236,750
Supplementary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Gross amount paid	3,502,000	[1]	4,245,000
Withholding Income Tax (IRRF) (15%)	525,300	[1]	636,750
Net amount paid	2,976,700	[1]	3,608,250
Extraordinary Dividends Paid [Member]
Statement Line Items [Line Items]
Gross amount paid			8,000,000
Withholding Income Tax (IRRF) (15%)
Net amount paid			8,000,000
Supplementary Dividends Paid [Member]
Statement Line Items [Line Items]
Gross amount paid			490,918
Withholding Income Tax (IRRF) (15%)
Net amount paid			490,918
Supplementary Interest On Shareholders' Equity Provisioned [Member]
Statement Line Items [Line Items]
Gross amount paid	184,020
Withholding Income Tax (IRRF) (15%)	27,603
Net amount paid	156,417
Total Accrued [Member]
Statement Line Items [Line Items]
Gross amount paid	5,547,971		15,863,776
Withholding Income Tax (IRRF) (15%)	832,196		1,105,929
Net amount paid	R$ 4,715,775		R$ 14,757,847
Common shares [Member] | Monthly Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)	R$ 0.206998		R$ 0.206998
Common shares [Member] | Intermediary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			0.172536
Common shares [Member] | Supplementary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)	0.377521	[1]	0.50338
Common shares [Member] | Extraordinary Dividends Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			0.948654
Common shares [Member] | Supplementary Dividends Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			0.058214
Common shares [Member] | Supplementary Interest On Shareholders' Equity Provisioned [Member]
Statement Line Items [Line Items]
Per share (gross)	0.019838
Common shares [Member] | Total Accrued [Member]
Statement Line Items [Line Items]
Per share (gross)	0.604357		1.889782
Preferred shares [Member] | Monthly Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)	0.227698		0.227698
Preferred shares [Member] | Intermediary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			0.18979
Preferred shares [Member] | Supplementary Interest On Shareholders' Equity Paid [Member]
Statement Line Items [Line Items]
Per share (gross)	0.415273	[1]	0.553718
Preferred shares [Member] | Extraordinary Dividends Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			1.04352
Preferred shares [Member] | Supplementary Dividends Paid [Member]
Statement Line Items [Line Items]
Per share (gross)			0.064035
Preferred shares [Member] | Supplementary Interest On Shareholders' Equity Provisioned [Member]
Statement Line Items [Line Items]
Per share (gross)	0.021821
Preferred shares [Member] | Total Accrued [Member]
Statement Line Items [Line Items]
Per share (gross)	R$ 0.664792		R$ 2.078761

[1]	Paid on January 7, 2021